Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 7
Interest cost	18	18
Expected return on assets	(28)	(27)
Amortization of:
Actuarial loss	19	22
Net periodic benefit cost	15	20
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2
Interest cost	9	9
Expected return on assets	(2)	(2)
Amortization of:
Prior service credit	(1)	(1)
Actuarial loss	2	2
Net periodic benefit cost	10	10
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	3
Interest cost	1	1
Amortization of:
Net periodic benefit cost	$ 5	$ 4